PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	5 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years
The table below summarizes our property, plant and equipment as at December 31, 2020, 2019, and 2018.

(In millions of dollars)	December 31, 2020			December 31, 2019			December 31, 2018
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount

Land and buildings	1,212	(496)	716	1,182	(461)	721	1,125	(428)	697
Cable and wireless networks	22,357	(14,268)	8,089	21,778	(13,814)	7,964	21,024	(13,550)	7,474
Computer equipment and software	6,361	(4,253)	2,108	5,903	(3,749)	2,154	5,514	(3,305)	2,209
Customer premise equipment	1,976	(1,515)	461	1,963	(1,387)	576	1,908	(1,279)	629
Leasehold improvements	625	(313)	312	596	(281)	315	539	(250)	289
Equipment and vehicles	1,320	(839)	481	1,244	(776)	468	1,292	(810)	482

Property, plant and equipment	33,851	(21,684)	12,167	32,666	(20,468)	12,198	31,402	(19,622)	11,780
Right-of-use assets	2,248	(397)	1,851	1,911	(175)	1,736	—	—	—

Total	36,099	(22,081)	14,018	34,577	(20,643)	13,934	31,402	(19,622)	11,780

The tables below summarize the changes in the net carrying amounts of property, plant and equipment during 2020 and 2019.

(In millions of dollars)	December 31, 2019			December 31, 2020
	Net carrying amount	Additions	Acquisitions from business combinations	Depreciation	Disposals and other	Net carrying amount

Land and buildings	721	30	—	(37)	2	716
Cable and wireless networks	7,964	1,334	4	(1,196)	(17)	8,089
Computer equipment and software	2,154	653	37	(747)	11	2,108
Customer premise equipment	576	165	—	(288)	8	461
Leasehold improvements	315	32	1	(36)	—	312
Equipment and vehicles	468	98	1	(86)	—	481

Property, plant and equipment	12,198	2,312	43	(2,390)	4	12,167
Right-of-use assets (note 8)	1,736	337	—	(217)	(5)	1,851

Total property, plant and equipment	13,934	2,649	43	(2,607)	(1)	14,018

(In millions of dollars)	December 31, 2018			December 31, 2019
	Net carrying amount	Effect of IFRS 16 transition	Additions [1]	Depreciation	Disposals and other	Net carrying amount

Land and buildings	697	—	57	(34)	1	721
Cable and wireless networks	7,474	(95)	1,739	(1,157)	3	7,964
Computer equipment and software	2,209	—	644	(706)	7	2,154
Customer premise equipment	629	—	236	(292)	3	576
Leasehold improvements	289	—	60	(33)	(1)	315
Equipment and vehicles	482	—	109	(75)	(48)	468

Property, plant and equipment	11,780	(95)	2,845	(2,297)	(35)	12,198
Right-of-use assets (note 8)	—	1,576	335	(175)	—	1,736

Total property, plant and equipment	11,780	1,481	3,180	(2,472)	(35)	13,934
[1]    Excludes proceeds on disposition of $38 million (see note 29).